UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2012

Check here if Amendment  [_] Amendment Number:
This Amendment (Check only one.):                 [_] is a restatement.
                                                  [_] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

     Name:       Dalal Street, LLC
     Address:    1220 Roosevelt
                 Suite 200
                 Irvine, CA 92620

13F File Number: 0001549575

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:       Mohnish Pabrai
     Title:      Managing Member
     Phone:      949-453-0609

     Signature, Place, and Date of Signing:
     Mohnish Pabrai                     Irvine, CA               August 10,
                                                                 2012
     [Signature]                        [City, State]            [Date]

Report Type (Check only one.):

     [X] 13F Holdings Report, (Check here if all holdings of this reporting manager are reported in this report.)
     [_] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
     [_] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number               Name

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      None

Form 13F Information Table Entry Total: 6

Form 13F Information Table Value Total: 243,785
                                            (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

     Form 13F File Number               Names

                                                     Form 13F Information Table

          Column 1               Column 2    Column 3  Column 4      Column 5       Column 6  Column 7           Column 8
----------------------------- -------------- --------- -------- ------------------ ---------- -------- -----------------------------
                                                        Value    Shares/  Sh/ Put/ Investment  Other         Voting Authority
       Name of Issuer         Title of Class   CUSIP   (x$1000)  Prn Amt  Prn Call Discretion Managers   Sole     Shared     None
----------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- --------- ---------
BANK OF AMERICA CORPORATION   COM            060505104   61,366 7,502,000 SH          Sole             7,502,000
CHESAPEAKE ENERGY CORP        COM            165167107   18,693 1,005,000 SH          Sole             1,005,000
CITIGROUP INC                 COM            172967424   49,544 1,807,510 SH          Sole             1,807,510
GENERAL MTRS CO               COM            37045V100   44,114 2,237,000 SH          Sole             2,237,000
GOLDMAN SACHS GROUP INC       COM            38141G104   48,518   506,130 SH          Sole               506,130
HORSEHEAD HLDG CORP           COM            440694305   18,327 1,840,100 SH          Sole             1,840,100
